Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Carrying Amount of Each Class of Property Plant and Equipment
The carrying amounts of each class of property, plant and equipment were as follows:

	December 31, 2019	June 30, 2020
Office equipment	$31,105	$18,557
Other equipment	1,938	623
Leasehold improvements	5,290	3,023

	$38,333	$22,203

Summary of Cost and Accumulated Depreciation of Property Plant and Equipment
For the six months ended June
 30, 2019

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2019	$276,935	$36,180	$488,106	$801,221
Additions	2,992	—	—	2,992
Disposals	(51,067)	(889)	(219,733)	(271,689)

Balance at June 30, 2019	$228,860	$35,291	$268,373	$532,524

Accumulated depreciation
Balance at January 1, 2019	$178,115	$25,128	$309,560	$512,803
Depreciation expenses	32,143	5,027	81,351	118,521
Disposals	(38,999)	(517)	(158,403)	(197,919)

Balance at June 30, 2019	$171,259	$29,638	$232,508	$433,405
Carrying amounts at January 1, 2019	$98,820	$11,052	$178,546	$288,418
Carrying amounts at June 30, 2019	$57,601	$5,653	$35,865	$99,119

For the six months ended June
 30, 2020

	Office Equipment	Other Equipment	Leasehold Improvements	Total
Cost
Balance at January 1, 2020	$211,315	$35,291	$268,373	$514,979
Disposals	(2,806)	—	—	(2,806)

Balance at June 30, 2020	$208,509	$35,291	$268,373	$512,173

Accumulated depreciation
Balance at January 1, 2020	$180,210	$33,353	$263,083	$476,646
Depreciation expenses	12,548	1,315	2,267	16,130
Disposals	(2,806)	—	—	(2,806)

Balance at June 30, 2020	$189,952	$34,668	$265,350	$489,970
Carrying amounts at January 1, 2020	$31,105	$1,938	$5,290	$38,333
Carrying amounts at June 30, 2020	$18,557	$623	$3,023	$22,203